Warrants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Warrants [Line Items]
Warrants exercise price	$ 0.01
Consecutive trading day threshold	30 days
Minimum threshold price of common stock	$ 18
Public warrants exercised		$ 168,270,630
Public Warrants [Member]
Warrants [Line Items]
Public Warrants outstanding	9,675,384		9,675,384
Public warrants exercised
Warrant [Member]
Warrants [Line Items]
Warrants exercise price	$ 11.5
Minimum [Member]
Warrants [Line Items]
Trading Days Periods	20 days
Redemption Period	30 days
Maximum [Member]
Warrants [Line Items]
Trading Days Periods	30 days